Loans (Accruing And Non-Accruing Loans By Class) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]	$ 18,123,884,000	[1],[2]
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOCOM valuation allowance	34,200,000		35,600,000
Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	8,014,927,000		7,338,155,000
Commercial, Financial, And Industrial [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	6,207,764,000		6,091,501,000
Commercial, Financial, And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,394,190,000		817,126,000
Commercial, Financial, And Industrial [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	412,973,000	[3]	429,528,000	[4]
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	5,891,546,000		6,319,412,000
Consumer Real Estate [Member] | HELOC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	3,690,035,000	[5]	4,083,042,000	[5]
Consumer Real Estate [Member] | R/E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,201,511,000		2,236,370,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,378,410,000		1,670,524,000
Commercial Real Estate [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,257,497,000		1,406,646,000
Commercial Real Estate [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	120,913,000		263,878,000
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	828,193,000	[5]	1,142,557,000	[5]
Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	284,051,000		311,924,000
Credit Card & Other [Member] | Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	191,992,000		192,437,000
Credit Card & Other [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	92,059,000		119,487,000
Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,880,438,000		15,883,190,000
30-89 Days Past Due	110,813,000		173,233,000
90+ Days Past Due	51,776,000		79,244,000
Total Accruing	16,043,027,000		16,135,667,000
Accruing [Member] | Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	7,840,848,000		7,097,472,000
30-89 Days Past Due	11,616,000		26,508,000
90+ Days Past Due	234,000		182,000
Total Accruing	7,852,698,000		7,124,162,000
Accruing [Member] | Commercial, Financial, And Industrial [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	6,109,009,000		5,905,087,000
30-89 Days Past Due	11,576,000		26,508,000
90+ Days Past Due	234,000		182,000
Total Accruing	6,120,819,000		5,931,777,000
Accruing [Member] | Commercial, Financial, And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,393,659,000		815,529,000
30-89 Days Past Due	40,000
Total Accruing	1,393,699,000		815,529,000
Accruing [Member] | Commercial, Financial, And Industrial [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	338,180,000	[3]	376,856,000	[4]
Total Accruing	338,180,000	[3]	376,856,000	[4]
Accruing [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,744,107,000		6,145,374,000
30-89 Days Past Due	71,038,000		90,650,000
90+ Days Past Due	37,625,000		47,937,000
Total Accruing	5,852,770,000		6,283,961,000
Accruing [Member] | Consumer Real Estate [Member] | HELOC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,598,926,000	[5]	3,980,830,000	[5]
30-89 Days Past Due	44,728,000	[5]	55,122,000	[5]
90+ Days Past Due	25,978,000	[5]	32,717,000	[5]
Total Accruing	3,669,632,000	[5]	4,068,669,000	[5]
Accruing [Member] | Consumer Real Estate [Member] | R/E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,145,181,000		2,164,544,000
30-89 Days Past Due	26,310,000		35,528,000
90+ Days Past Due	11,647,000		15,220,000
Total Accruing	2,183,138,000		2,215,292,000
Accruing [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,252,960,000		1,392,733,000
30-89 Days Past Due	10,485,000		25,324,000
Total Accruing	1,263,445,000		1,418,057,000
Accruing [Member] | Commercial Real Estate [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,178,708,000		1,248,209,000
30-89 Days Past Due	9,610,000		16,915,000
Total Accruing	1,188,318,000		1,265,124,000
Accruing [Member] | Commercial Real Estate [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	74,252,000		144,524,000
30-89 Days Past Due	875,000		8,409,000
Total Accruing	75,127,000		152,933,000
Accruing [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	764,388,000	[5]	959,431,000	[5]
30-89 Days Past Due	15,401,000	[5]	28,041,000	[5]
90+ Days Past Due	12,415,000	[5]	29,367,000	[5]
Total Accruing	792,204,000	[5]	1,016,839,000	[5]
Accruing [Member] | Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	278,135,000		288,180,000
30-89 Days Past Due	2,273,000		2,710,000
90+ Days Past Due	1,502,000		1,758,000
Total Accruing	281,910,000		292,648,000
Accruing [Member] | Credit Card & Other [Member] | Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	188,702,000		188,921,000
30-89 Days Past Due	1,868,000		1,912,000
90+ Days Past Due	1,422,000		1,604,000
Total Accruing	191,992,000		192,437,000
Accruing [Member] | Credit Card & Other [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	89,433,000		99,259,000
30-89 Days Past Due	405,000		798,000
90+ Days Past Due	80,000		154,000
Total Accruing	89,918,000		100,211,000
Non-Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	125,115,000		184,830,000
30-89 Days Past Due	25,201,000		36,617,000
90+ Days Past Due	203,784,000		425,458,000
Total Non-Accruing	354,100,000		646,905,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,396,000		89,307,000
30-89 Days Past Due	12,938,000		18,154,000
90+ Days Past Due	106,895,000		106,532,000
Total Non-Accruing	162,229,000		213,993,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	42,396,000		89,307,000
30-89 Days Past Due	12,938,000		18,154,000
90+ Days Past Due	31,611,000		52,263,000
Total Non-Accruing	86,945,000		159,724,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90+ Days Past Due	491,000		1,597,000
Total Non-Accruing	491,000		1,597,000
Non-Accruing [Member] | Commercial, Financial, And Industrial [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90+ Days Past Due	74,793,000	[3]	52,672,000	[4]
Total Non-Accruing	74,793,000	[3]	52,672,000	[4]
Non-Accruing [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	22,227,000		22,092,000
30-89 Days Past Due	2,437,000		1,850,000
90+ Days Past Due	14,112,000		11,509,000
Total Non-Accruing	38,776,000		35,451,000
Non-Accruing [Member] | Consumer Real Estate [Member] | HELOC [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	10,446,000	[5]	8,461,000	[5]
30-89 Days Past Due	1,079,000	[5]	563,000	[5]
90+ Days Past Due	8,878,000	[5]	5,349,000	[5]
Total Non-Accruing	20,403,000	[5]	14,373,000	[5]
Non-Accruing [Member] | Consumer Real Estate [Member] | R/E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	11,781,000		13,631,000
30-89 Days Past Due	1,358,000		1,287,000
90+ Days Past Due	5,234,000		6,160,000
Total Non-Accruing	18,373,000		21,078,000
Non-Accruing [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	45,421,000		58,343,000
30-89 Days Past Due	9,484,000		6,799,000
90+ Days Past Due	60,060,000		187,325,000
Total Non-Accruing	114,965,000		252,467,000
Non-Accruing [Member] | Commercial Real Estate [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	20,272,000		32,248,000
30-89 Days Past Due	2,125,000		3,516,000
90+ Days Past Due	46,782,000		105,758,000
Total Non-Accruing	69,179,000		141,522,000
Non-Accruing [Member] | Commercial Real Estate [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	25,149,000		26,095,000
30-89 Days Past Due	7,359,000		3,283,000
90+ Days Past Due	13,278,000		81,567,000
Total Non-Accruing	45,786,000		110,945,000
Non-Accruing [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,066,000	[5]	15,088,000	[5]
30-89 Days Past Due	342,000	[5]	9,814,000	[5]
90+ Days Past Due	20,581,000	[5]	100,816,000	[5]
Total Non-Accruing	35,989,000	[5]	125,718,000	[5]
Non-Accruing [Member] | Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,000
90+ Days Past Due	2,136,000		19,276,000
Total Non-Accruing	2,141,000		19,276,000
Non-Accruing [Member] | Credit Card & Other [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	5,000
90+ Days Past Due	2,136,000		19,276,000
Total Non-Accruing	$ 2,141,000		$ 19,276,000

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.
[3]	Includes LOCOM valuation allowance of $34.2 million.
[4]	Includes LOCOM valuation allowance of $35.6 million.
[5]	Includes restricted loans.